Walt 1 | Walthausen Select Value Fund
Investment Objective
The Walthausen Select Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Walt 1 - Walthausen Select Value Fund	Institutional Class	Retail Class
Sales Charge (Load) Imposed on Purchases	none	none
Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Walt 1 - Walthausen Select Value Fund		Institutional Class	Retail Class
Management Fees		0.90%	0.90%
Distribution 12b-1 Fees		none	none
Other Expenses		0.45%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.36%	1.36%
Fee Waiver / Expense Reimbursement		(0.25%)	none
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.11%	1.36%
[1]	The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets through May 31, 2018. The Advisor may not terminate the fee waiver before May 31, 2018. The Trustees may terminate the expense waiver upon notice to the Advisor.
[2]	The Total Annual Fund Operating Expenses before and after fee waivers in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because effective November 1, 2016 the Advisor permanently lowered its investment management fee to an annual rate equal to 0.90% of the Fund's average daily net assets, and the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Excluding the indirect costs of investing in Acquired Funds, Total Annual Fund Operating Expenses After Fee Waivers would be 1.10% for the Institutional Class Shares and 1.35% for the Retail Class Shares.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Walt 1 - Walthausen Select Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	113	406	721	1,613
Retail Class	138	431	745	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.38% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small and mid capitalization companies that the Advisor believes have the potential for capital appreciation. Small and mid capitalization companies are defined by the Advisor as those with market capitalizations of $7 billion or less at the time of purchase. The Fund typically invests in 40 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small and mid capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA ratio compared to valuations which prevail in the market and in comparable securities. The Advisor defines Enterprise Value as the market value of a company’s equity, debt and unfunded pension claims, less cash. EBITDA is a company’s earnings before interest, taxes, depreciation and amortization.

The Advisor may sell a company when the company reaches the Advisor’s appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small and mid capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns would be lower for the Retail Class shares. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428.

The year-to-date return as of March 31, 2017 was 4.13% for the Institutional Class. Best Quarter (December 31, 2011) +16.35% Worst Quarter (September 30, 2011) -20.00%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/16
Average Annual Total Returns - Walthausen Select Value Fund - Walt 1	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	14.42%	13.38%	10.41%	Dec. 27, 2010
Institutional Class | After Taxes on Distributions	14.31%	12.53%	9.73%	Dec. 27, 2010
Institutional Class | After Taxes on Distributions and Sales	8.26%	10.46%	8.13%	Dec. 27, 2010
Retail Class	14.08%	13.10%	10.13%	Dec. 27, 2010
Russell 2500 Value Index (does not reflect deductions for fees, expenses or taxes)	25.20%	15.04%	11.67%	Dec. 27, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Retail Class shares will differ from those of Institutional Class shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.